Purchase of Intellectual Property Portfolio (Details) - Schedule of Excluding Amortization Expense - Intangible Assets, Amortization Period [Member]	Sep. 30, 2023 USD ($)
Purchase of Intellectual Property Portfolio (Details) - Schedule of Excluding Amortization Expense [Line Items]
For the year ending December 31, 2023	$ 595,041
For the year ending December 31, 2024	1,190,083
For the year ending December 31, 2025	958,678
For the year ending December 31, 2026	517,906
For the year ending December 31, 2027	341,598
For the year ending December 31, 2028	264,463
Thereafter	132,231
Total	$ 4,000,000